Schedule of financial assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and banks	R$ 99,821	R$ 100,009
Unrestrictedly available financial investments investments:
Bank Deposit Certificates (CDB)/Repurchase and resale agreements	5,128,794	2,475,282
Total cash and cash equivalents	R$ 5,228,615	R$ 2,575,291